Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,641	$ 14,210
Amortized cost	106,590	49,970
FVOCI Securities	43,561	63,123
Gains (losses) on financial assets at fair value through profit or loss that were designated	(1,954)	(202)
Realized gains from fair value through other comprehensive income securities	0	1
Interest and dividend income	$ 397	379
Bottom of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	20.00%
Top of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	50.00%
Debt securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 106,590	49,970
FVOCI Securities	43,408	62,991
Allowance for credit losses of amortized cost	3	2
Allowance for credit losses of FVOCI securities	3	2
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	4,410	3,038
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure of financial assets [line items]
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	(1,954)	(202)
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 9,231	$ 11,172